Annual Total Returns	12 Months Ended
Dec. 31, 2024
SRH REIT Covered Call ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	3.79%
SRH U.S. Quality GARP ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.53%